Business Acquisition and Goodwill	12 Months Ended
Jun. 30, 2024
Business Acquisition and Goodwill [Abstract]
BUSINESS ACQUISITION AND GOODWILL

4 - BUSINESS ACQUISITION AND GOODWILL

During the year ended June 30, 2024, 2023 and 2022, the Company completed several business combinations in expectation of achieving synergies from these acquisitions which the Company plans to complement its existing businesses, with the exception of the Merger of which the purpose was effectuate a public market listing status through a reverse acquisition transaction.

Acquisition of Beijing Deran

On March 24, 2022, BJY acquired an additional 17.62% equity interest of Beijing Deran, an investee the Company previously held 33.38% equity interest and accounted for using equity method, for a purchase consideration of $830,324 (RMB5,286,676). Upon the acquisition, Beijing Deran became a consolidated subsidiary of the Company, the equity and income attributable to the minority shareholders is recorded and presented as non-controlling interests.

The total purchase consideration of $830,324 consisted of a cash payment of $568,622, which was paid in full in April 2022, settlement of receivable from the seller in the amount of $124,660, and assumption of liabilities in the amount of $137,042. The assets and liabilities of Beijing Deran were recorded at their respective estimated fair value as of the acquisition date.

As a result of this transaction, the carrying value of BJY’s previously held equity interest was remeasured to fair value, and resulted in a non-recurring, non-cash gain of $203,473 included in gain (loss) from equity method investments, net in the consolidated statements of operations and comprehensive income (loss) for the year ended June 30, 2022.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes at the acquisition date. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.157 on March 24, 2022.

	Amount	Amortization
	US$	Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358

Goodwill, which is not tax deductible is related to synergies expected to arise after the acquisition.

The fair values of the non-controlling interest and previously held equity interest were determined using the Discounted Cash Flow (“DCF”) method, the fair value of the distribution channel was determined using the Multi-period Excess Earnings Method, and the fair value of the technology was determined using the Relief from Royalty Method, all of which were under the income approach.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, attrition rate, and royalty saving rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

Since the acquisition date to June 30, 2022, Beijing Deran contributed revenues and net loss of $363,248 and $67,901 to the Company, respectively. Pro forma results reflecting this transaction were not presented because Beijing Deran is not significant to the Company’s consolidated financial results.

Reverse Acquisition of Fuwei

On July 18, 2022, Fuwei and BJY entered into the Merger Agreement, pursuant to which a wholly-owned subsidiary of Fuwei will be merged with and into BJY, with BJY being the surviving entity and a wholly-owned subsidiary of Fuwei.

On December 23, 2022, the Merger was consumed with completion of the following transactions and consequently, Fuwei changed its name to “Baijiayun Group Ltd” and the shareholders of BJY and shareholders of Fuwei owned 96.79% and 3.21% interest of Baijiayun Group Ltd, respectively, upon consummation of the Merger:

-	Each BJY ordinary share that is issued and outstanding immediately prior to the Merger was cancelled in exchange for the right to receive the number of Fuwei newly issued ordinary shares as is equal to one (1) multiplied by the conversion ratio of 0.7807324;

-	Each BJY preferred share that is issued and outstanding immediately prior to the Merger was cancelled in exchange for the right to receive the number of Fuwei newly issued ordinary shares as is equal to one (1) multiplied by the conversion ratio of 0.7807324;

-	80,519,969 ordinary shares, consisting of 25,936,012 Class A ordinary shares (16,103,995 shares post 1-for-5 reverse stock split), and 54,583,957 Class B ordinary shares (5,187,203 shares post 1-for-5 reverse stock split), were issued to BJY’s ordinary and preferred shareholders based on the conversion ratio;

-	Warrants to subscribe for 17,964,879 Class A ordinary shares (3,592,980 shares post 1-for-5 reverse stock split) were issued to certain preferred shareholders of BJY in lieu of shares issuable in connection with the share allotment and the automatic conversion of the convertible redeemable preferred shares upon the completion of the Merger as the required overseas direct investment (“ODI”) filings had not been completed. See Note 15.

The Merger was accounted for as a reverse acquisition in accordance with ASC 805, “Business Combinations”, for reporting purpose. Fuwei and BJY are deemed to be accounting acquiree and accounting acquirer, respectively, due to BJY comprising the ongoing operations of the combined company, BJY’s senior management comprising the senior management of the combined company and BJY shareholders having a majority of the voting power of the combined company. Accordingly, the consolidated assets, liabilities, equity, and results of operations of BJY became the historical financial statements of the combined company, and Fuwei’s assets, liabilities and results of operations were consolidated with BJY beginning on the acquisition date. The equity structure of the combined company reflects the equity structure of Fuwei, and the equity structure of BJY was retrospectively restated using the conversion ratio to reflect the number of shares of Fuwei issued in the reverse acquisition.

The Company selected a convenience date of December 31, 2022 to account for the allocation of the purchase price, which was based on the fair value of assets and liabilities as of December 31, 2022. The Company evaluated the events between December 23, 2022 and December 31, 2022 and concluded the use of an accounting convenience date of December 31, 2022 did not have material impact on the results of operations or financial position.

As a result of the Fuwei Disposition, substantially all assets acquired and liabilities assumed are classified as held for sale. The assets and liabilities held for sale are measured at fair value less costs to sell based on the $30.0 million purchase price agreed between the Company and Aoji Holdings Co., Ltd and the costs to sell of $520,000. See Note 5.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed on December 31, 2022. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.145 on December 31, 2022.

Amount
Assets acquired and liabilities assumed:
Assets held for sale
Inventories	5,856,077
Other current assets	44,572,781
Fixed assets	16,644,971
Land use rights	2,051,673
Other non-current assets	186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)	(21,227,128)
Total assets held for sale, net	48,084,826

Liabilities held for sale
Short-term borrowing	9,424,114
Other current liabilities	8,930,900
Other non-current liabilities	249,812
Total liabilities held for sale	18,604,826
Net assets acquired classified as held for sale	29,480,000
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23,2022*	3,265,837
Closing price of Fuwei’s ordinary shares as of December 23, 2022	8.3
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022	27,106,447
Total consideration	27,106,447
Bargain purchase gain	(2,373,553)

*	Before effect of the 1-5 reverse split.

The following pro forma information summarizes the results of operations of the Company for the years ended June 30, 2023, 2022 and 2021, as if the Merger had been completed on July 1, 2020. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments as follows are based upon available information and certain assumptions that management believes are reasonable:

-	Elimination of the nonrecurring transaction costs directly related to the Merger and the adjustment of the related income tax impact;

-	Nonrecurring Bargain purchase gain recognized for the Merger.

	For the Year Ended June 30,
	2023	2022	2021
(US$ in thousands)	Unaudited	Unaudited	Unaudited
Pro forma revenues	$117,864	$128,193	$100,869
Pro forma net income (loss)	$(6,560)	$(1,946)	$13,692

Acquisition of Xinjiang BaiJiaYun

In April 2022, the Company signed an investment agreement with Xinjiang ZhongWang Technology Co., Ltd., pursuant to which the Company planned to invest RMB5,100,000 (approximately $743,000) to acquire 51% of the investee by means of funding its registered capital. In June 2022, Xinjiang ZhongWang Technology Co., Ltd. changed its name to Xinjiang BaiJiaYun Technology Co., Ltd. (“Xinjiang BaiJiaYun”) and registered the Company as its 51% shareholder with a claimed but unpaid registered capital of RMB5,100,000. According to the investment agreement, the transaction will be closed and the Company will obtain voting right equivalent to its ownership when the Company has paid the investment proceeds to fund the registered capital. On March 14, 2023, the Company paid the registered capital of RMB5,100,000 in full and the acquisition of Xinjiang BaiJiaYun was completed.

The Company selected a convenience date of March 31, 2023 to account for the allocation of the purchase price, which was based on the fair value of assets and liabilities as of March 31, 2023. The Company evaluated the events between March 14, 2023 and March 31, 2023 and concluded the use of an accounting convenience date of March 31, 2023 did not have material impact on the results of operations or financial position.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on March 31, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.146 on March 31, 2023.

	Amount	Amortization
	US$	Years
Current assets	1,967,092
Property and equipment, net	8,237
Backlog	257,732	3.75
Total identifiable assets acquired	2,233,061

Current liabilities	494,928
Deferred tax liabilities	14,681
Total liabilities assumed	509,609

Net identifiable assets acquired	1,723,452
Total purchase consideration	742,618
Fair value of non-controlling interests	724,999
Bargain purchase gain	(255,835)

The fair value of the non-controlling interest was determined using the DCF method; the fair values of the backlog was determined using the Multi-period Excess Earnings Method; all under the income approach.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, and attrition rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

Since the acquisition date, Xinjiang BaiJiaYun contributed revenues and net income of $198,871 and $8,456 to the Company, respectively. Pro forma results reflecting this transaction were not presented because Xinjiang BaiJiaYun is not significant to the Company’s consolidated financial results.

Acquisition of Wuhan Qiyunshilian

As of June 30, 2022 and 2021, BJY had 15% equity interest in Wuhan Qiyunshilian. In June 2023, the Company entered into an equity acquisition agreement with shareholders of Wuhan Qiyunshilian to acquire 85% equity interest of Wuhan Qiyunshilian for a cash consideration of RMB500,000 (approximately $70,000). The acquisition was closed on June 13, 2023 and the Company became the sole owner of Wuhan Qiyunshilian.

The Company selected a convenience date of June 1, 2023 to account for the allocation of the purchase price, which was based on the fair value of assets and liabilities as of June 1, 2023. The Company evaluated the events between June 1, 2023 and June 13, 2023 and concluded the use of an accounting convenience date of June 1, 2023 did not have material impact on the results of operations or financial position.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed on June 1, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.141 on June 1, 2023.

Amount
US$
Current assets	155,448
Property and equipment, net	1,401
Total identifiable assets acquired	156,849

Current liabilities	85,204
Total liabilities assumed	85,204

Net identifiable assets acquired	71,645

Total purchase consideration	70,488
Fair value of previously held equity interest	21,146
Goodwill	19,989

As of June 30, 2024, $68,953 of the cash acquisition proceeds remained unpaid to the former shareholders.

No intangible asset was identified from the acquisition, and the fair value of assets acquired, liabilities assumed and previously held equity interest approximated to their respective carrying value.

Since the acquisition date, Wuhan Qiyunshilian contributed revenues and net income of $51,241 and $1,580 to the Company, respectively. Pro forma results reflecting this transaction were not presented because Wuhan Qiyunshilian is not significant to the Company’s consolidated financial results.

Acquisition of Beijing Hydrogen

In March 2023, the Company entered into an equity acquisition agreement with shareholders of Beijing Hydrogen to acquire 100% equity interest of Beijing Hydrogen. The total consideration includes a cash payment of RMB3,245,750 (approximately $473,000) and the issuance to such shareholders a total of 1,804,630 Class A ordinary shares (360,926 shares post 1-for-5 reverse stock split), as calculated pursuant to the terms specified in the underlying equity acquisition agreement. The fair value of consideration associated with these shares issued is measured by the quoted price of the Company’s Class A ordinary shares on the acquisition date.

The Company substantially took over the operation of Beijing Hydrogen on April 1, 2023 and can determine the direction of management and policies of Beijing Hydrogen since that date. Therefore, the Company concluded that it has obtained control of Beijing Hydrogen on April 1, 2023 and the acquisition date is April 1, 2023.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed on April 1, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.141 on April 1, 2023.

	Amount	Amortization
	US$	Years

Current assets	807,891
Property and equipment, net	2,076
Other long-term assets	589
Customer relationship	2,038,558	8.75
Apipost data	1,033,840	Indefinite life
Technology	829,984	5
Total identifiable assets acquired	4,712,938

Current liabilities	197,236
Deferred tax liabilities	585,357
Total liabilities assumed	782,593

Net identifiable assets acquired	3,930,345

Number of Class A ordinary shares issued as consideration*	1,804,630
Quoted price of Class A ordinary shares on acquisition date*	7.69
Fair value of Class A ordinary shares issued as consideration	13,877,605
Cash consideration	472,618
Total purchase consideration	14,350,223
Goodwill	10,419,878

*	Before effect of the 1-5 reverse split.

As of June 30, 2024, $15,136 of the cash acquisition proceeds remained unpaid to the former shareholders.

The fair value of the customer relationship was determined using the Multi-period Excess Earnings Method, and the fair value of technology was determined using Relief from Royalty Method, all of which were under the income approach. The fair value of the apipost data was determined using the Market Approach.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, attrition rate, royalty saving rate, and quoted price in the market. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

The following pro forma information summarizes the results of operations of the Company for the years ended June 30, 2024, 2023 and 2022, as if the acquisition had been completed on July 1, 2020. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

	For the Year Ended June 30,
	2023	2022	2021
(US$ in thousands)	Unaudited	Unaudited	Unaudited
Pro forma revenues	$84,497	$71,121	$43,350
Pro forma net income (loss)	$(6,524)	$(12,337)	$3,799

Acquisition of Wuhan BaiJiaYun

In July 2023 the Company acquired 100% equity interest in Wuhan BaiJiaYun (currently known as Wuhan Xinwanlian Technology Co., Ltd.) with consideration of US$247,688. The acquisition was closed on July 31, 2023 and the consideration was fully paid in August 2023.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.140 on July 31, 2023.

Amount
US$
Cash and cash equivalents	173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749

Current liabilities	709,933
Lont-term borrowings	1,400,050
Total liabilities assumed	2,109,983

Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow (inflow) on acquisition	74,338

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, and attrition rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

Since the acquisition date, Wuhan BaiJiaYun contributed revenues and net loss of $1,926,137 and $535,534 to the Company, respectively. Pro forma results reflecting this transaction were not presented because Wuhan BaiJiaYun is not significant to the Company’s consolidated financial results.

Acquisition of BaiJiaYi

In January 2024, the Company acquired 51% equity interest in Baijiayi Digital Technology (Henan) Co., Ltd.(“BaiJiaYi”) with consideration of nil. The acquisition was closed on January 19, 2024, and the consideration was fully paid in nil.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.140 on January 31, 2024.

Amount
US$
Cash and cash equivalents	4,327
Other current assets	49,689
Total identifiable assets acquired	54,016

Current liabilities	94,667
Total liabilities assumed	94,667

Net identifiable assets acquired	(40,651)
Total purchase consideration	—
Fair value of non-controlling interests	(19,916)
Goodwill	20,735
Effect on cash flows of the Company
Cash paid (as above)	—
Less: cash and cash equivalents in entity acquired	(4,327)
Cash outflow (inflow) on acquisition	(4,327)

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, and attrition rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

Since the acquisition date, Baijiayi contributed revenues and net loss of nill and $2,360 to the Company, respectively. Pro forma results reflecting this transaction were not presented because Baijiayi is not significant to the Company’s consolidated financial results.